UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-05125

BNY Mellon Variable Investment Fund

(Exact Name of Registrant as Specified in Charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Offices) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 922-6400

Date of fiscal year end: 12/31

Date of reporting period: 06/30/24

FORM N-CSR

Item 1.  Reports to Stockholders.

BNY Mellon Variable Investment Fund, Appreciation Portfolio	SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2024

Initial Shares

This semi-annual shareholder report contains important information about BNY Mellon Variable Investment Fund, Appreciation Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at im.bnymellon.com/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Shares	$44	0.85%*

*	Annualized

KEY FUND STATISTICS (AS OF 6/30/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$210	48	12.10%

Portfolio Holdings (as of 6/30/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/us/en/intermediary/products/variable-products.html#funds-table-tabs1.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281 Code-0112SA0624

BNY Mellon Variable Investment Fund, Appreciation Portfolio	SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2024

Service Shares

This semi-annual shareholder report contains important information about BNY Mellon Variable Investment Fund, Appreciation Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at im.bnymellon.com/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$58	1.11%*

*	Annualized

KEY FUND STATISTICS (AS OF 6/30/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$210	48	12.10%

Portfolio Holdings (as of 6/30/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/us/en/intermediary/products/variable-products.html#funds-table-tabs1.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281 Code-0400SA0624

BNY Mellon Variable Investment Fund, Government Money Market Portfolio	SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2024

This semi-annual shareholder report contains important information about BNY Mellon Variable Investment Fund, Government Money Market Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at im.bnymellon.com/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Money Market Portfolio	$28	0.56%*

*	Annualized

KEY FUND STATISTICS (AS OF 6/30/24)

Fund Size (Millions)	Number of Holdings
$332	59

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 6/30/24)

Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information and portfolio holdings information, please visit im.bnymellon.com/us/en/intermediary/products/variable-products.html#funds-table-tabs1.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281 Code-0117SA0624

BNY Mellon Variable Investment Fund, Growth and Income Portfolio	SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2024

Initial Shares

This semi-annual shareholder report contains important information about BNY Mellon Variable Investment Fund, Growth and Income Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at im.bnymellon.com/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Shares*	$37	0.70%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

KEY FUND STATISTICS (AS OF 6/30/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$106	113	24.41%

Portfolio Holdings (as of 6/30/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/us/en/intermediary/products/variable-products.html#funds-table-tabs1.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281 Code-0108SA0624

BNY Mellon Variable Investment Fund, Growth and Income Portfolio	SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2024

Service Shares

This semi-annual shareholder report contains important information about BNY Mellon Variable Investment Fund, Growth and Income Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at im.bnymellon.com/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares*	$51	0.95%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

KEY FUND STATISTICS (AS OF 6/30/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$106	113	24.41%

Portfolio Holdings (as of 6/30/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/us/en/intermediary/products/variable-products.html#funds-table-tabs1.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281 Code-0402SA0624

BNY Mellon Variable Investment Fund, Opportunistic Small Cap Portfolio	SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2024

Initial Shares

This semi-annual shareholder report contains important information about BNY Mellon Variable Investment Fund, Opportunistic Small Cap Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at im.bnymellon.com/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Shares	$42	0.84%*

*	Annualized

KEY FUND STATISTICS (AS OF 6/30/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$284	71	30.07%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 6/30/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/us/en/intermediary/products/variable-products.html#funds-table-tabs1.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281 Code-0121SA0624

BNY Mellon Variable Investment Fund, Opportunistic Small Cap Portfolio	SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2024

Service Shares

This semi-annual shareholder report contains important information about BNY Mellon Variable Investment Fund, Opportunistic Small Cap Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at im.bnymellon.com/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$54	1.09%*

*	Annualized

KEY FUND STATISTICS (AS OF 6/30/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$284	71	30.07%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 6/30/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/us/en/intermediary/products/variable-products.html#funds-table-tabs1.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281 Code-0407SA0624

Item 2.  Code of Ethics.

 Not applicable.

Item 3.   Audit Committee Financial Expert.

  Not applicable.

Item 4.   Principal Accountant Fees and Services.

 Not applicable.

Item 5.  Audit Committee of Listed Registrants.

 Not applicable.

Item 6.  Investments.

 Not applicable.

BNY Mellon Variable Investment Fund, Appreciation Portfolio

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION June 30, 2024

Initial Shares Service Shares

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information.  Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in
Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Appreciation Portfolio

Statement of Investments

June 30, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.4%
Capital Goods - 2.4%
BAE Systems PLC, ADR	59,950		4,007,657
Otis Worldwide Corp.	10,485		1,009,286
			5,016,943
Commercial & Professional Services - 1.5%
Automatic Data Processing, Inc.	7,460		1,780,627
Verisk Analytics, Inc.	4,830		1,301,927
			3,082,554
Consumer Discretionary Distribution & Retail - 6.7%
Amazon.com, Inc.	62,415	[a]	12,061,699
The Home Depot, Inc.	6,000		2,065,440
			14,127,139
Consumer Durables & Apparel - 4.0%
Hermes International SCA	800		1,833,466
LVMH Moet Hennessy Louis Vuitton SE	5,710		4,363,753
NIKE, Inc., Cl. B	27,585		2,079,081
			8,276,300
Consumer Services - 2.7%
Marriott International, Inc., Cl. A	8,745		2,114,279
McDonald's Corp.	13,945		3,553,744
			5,668,023
Energy - 5.0%
Chevron Corp.	38,345		5,997,925
EOG Resources, Inc.	8,000		1,006,960
Exxon Mobil Corp.	30,300		3,488,136
			10,493,021
Financial Services - 12.6%
BlackRock, Inc.	6,065		4,775,096
CME Group, Inc.	12,450		2,447,670
Intercontinental Exchange, Inc.	26,000		3,559,140
Mastercard, Inc., Cl. A	7,950		3,507,222
S&P Global, Inc.	11,225		5,006,350
Visa, Inc., Cl. A	27,400	[b]	7,191,678
			26,487,156
Food, Beverage & Tobacco - 2.6%
PepsiCo, Inc.	19,230		3,171,604
The Coca-Cola Company	34,900		2,221,385
			5,392,989
Health Care Equipment & Services - 6.5%
Abbott Laboratories	25,320		2,631,001
Intuitive Surgical, Inc.	9,405	[a]	4,183,814
UnitedHealth Group, Inc.	13,290		6,768,065
			13,582,880
Household & Personal Products - 1.0%
The Procter & Gamble Company	12,750		2,102,730
Insurance - 1.8%
The Progressive Corp.	18,490		3,840,558

3

Statement of Investments (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.4% (continued)
Materials - 1.3%
The Sherwin-Williams Company		9,260		2,763,462
Media & Entertainment - 4.6%
Alphabet, Inc., Cl. C		52,805		9,685,493
Pharmaceuticals, Biotechnology & Life Sciences - 9.2%
AstraZeneca PLC, ADR		35,000		2,729,650
Eli Lilly & Co.		3,225		2,919,851
Novo Nordisk A/S, ADR		83,285		11,888,101
Zoetis, Inc.		9,800		1,698,928
				19,236,530
Real Estate Management & Development - 1.0%
CoStar Group, Inc.		27,100	[a]	2,009,194
Semiconductors & Semiconductor Equipment - 9.9%
ASML Holding NV		6,180		6,320,471
NVIDIA Corp.		35,250		4,354,785
Taiwan Semiconductor Manufacturing Co. Ltd., ADR		20,300		3,528,343
Texas Instruments, Inc.		34,030		6,619,856
				20,823,455
Software & Services - 16.1%
Adobe, Inc.		5,760	[a]	3,199,910
Gartner, Inc.		2,660	[a]	1,194,500
Intuit, Inc.		8,380		5,507,420
Microsoft Corp.		46,135		20,620,038
ServiceNow, Inc.		4,075	[a]	3,205,680
				33,727,548
Technology Hardware & Equipment - 7.1%
Apple, Inc.		71,005		14,955,073
Transportation - 3.4%
Canadian Pacific Kansas City Ltd.		26,340		2,073,748
Old Dominion Freight Line, Inc.		7,225		1,275,935
Union Pacific Corp.		17,075		3,863,390
				7,213,073
Total Common Stocks (cost $74,517,084)				208,484,121
	1-Day Yield (%)
Investment Companies - .7%
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,494,141)	5.42	1,494,141	[c]	1,494,141
Total Investments (cost $76,011,225)		100.1%		209,978,262
Liabilities, Less Cash and Receivables		(.1%)		(187,035)
Net Assets		100.0%		209,791,227

ADR—American Depositary Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At June 30, 2024, the value of the fund’s securities on loan was $7,119,761 and the value of the collateral was $7,381,120, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

4

Affiliated Issuers
Description	Value ($) 12/31/2023	Purchases ($)†	Sales ($)	Value ($) 6/30/2024	Dividends/ Distributions ($)
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .7%	507,382	12,179,502	(11,192,743)	1,494,141	30,783
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	-	13,645,229	(13,645,229)	-	23,175	††
Total - .7%	507,382	25,824,731	(24,837,972)	1,494,141	53,958

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

5

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $7,119,761)—Note 1(c):
Unaffiliated issuers	74,517,084	208,484,121
Affiliated issuers	1,494,141	1,494,141
Dividends and securities lending income receivable		59,000
Tax reclaim receivable—Note 1(b)		52,603
Receivable for shares of Beneficial Interest subscribed		7,965
Prepaid expenses		13,240
		210,111,070
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		109,138
Due to Fayez Sarofim & Co., LLC		37,171
Payable for shares of Beneficial Interest redeemed		129,236
Other accrued expenses		44,298
		319,843
Net Assets ($)		209,791,227
Composition of Net Assets ($):
Paid-in capital		55,709,821
Total distributable earnings (loss)		154,081,406
Net Assets ($)		209,791,227

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	166,953,101	42,838,126
Shares Outstanding	4,662,565	1,224,633
Net Asset Value Per Share ($)	35.81	34.98

See notes to financial statements.

6

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2024 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $29,749 foreign taxes withheld at source):
Unaffiliated issuers	1,318,499
Affiliated issuers	30,783
Income from securities lending—Note 1(c)	23,175
Total Income	1,372,457
Expenses:
Management fee—Note 3(a)	540,685
Sub-advisory fee—Note 3(a)	220,843
Distribution fees—Note 3(b)	52,075
Professional fees	47,986
Prospectus and shareholders’ reports	19,573
Chief Compliance Officer fees—Note 3(b)	12,677
Trustees’ fees and expenses—Note 3(c)	9,023
Custodian fees—Note 3(b)	2,940
Loan commitment fees—Note 2	1,851
Shareholder servicing costs—Note 3(b)	1,394
Miscellaneous	11,453
Total Expenses	920,500
Less—reduction in fees due to earnings credits—Note 3(b)	(614)
Net Expenses	919,886
Net Investment Income	452,571
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	19,888,527
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	10,548
Net Realized and Unrealized Gain (Loss) on Investments	19,899,075
Net Increase in Net Assets Resulting from Operations	20,351,646

See notes to financial statements.

7

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations ($):
Net investment income	452,571	1,292,261
Net realized gain (loss) on investments	19,888,527	15,071,911
Net change in unrealized appreciation (depreciation) on investments	10,548	19,929,128
Net Increase (Decrease) in Net Assets Resulting from Operations	20,351,646	36,293,300
Distributions ($):
Distributions to shareholders:
Initial Shares	(12,317,111)	(14,221,315)
Service Shares	(3,237,194)	(3,397,357)
Total Distributions	(15,554,305)	(17,618,672)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	2,501,695	2,446,807
Service Shares	3,307,126	8,010,332
Distributions reinvested:
Initial Shares	12,317,111	14,221,315
Service Shares	3,237,194	3,397,357
Cost of shares redeemed:
Initial Shares	(10,254,605)	(21,807,319)
Service Shares	(5,597,994)	(8,655,869)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	5,510,527	(2,387,377)
Total Increase (Decrease) in Net Assets	10,307,868	16,287,251
Net Assets ($):
Beginning of Period	199,483,359	183,196,108
End of Period	209,791,227	199,483,359
Capital Share Transactions (Shares):
Initial Shares
Shares sold	70,969	74,140
Shares issued for distributions reinvested	356,302	458,815
Shares redeemed	(288,746)	(664,755)
Net Increase (Decrease) in Shares Outstanding	138,525	(131,800)
Service Shares
Shares sold	95,407	252,971
Shares issued for distributions reinvested	95,891	112,095
Shares redeemed	(163,459)	(270,246)
Net Increase (Decrease) in Shares Outstanding	27,839	94,820

See notes to financial statements.

8

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.

Six Months Ended
June 30, 2024		Year Ended December 31,
Initial Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	35.03	31.93	53.72	47.18	42.76	35.84
Investment Operations:
Net investment income[a]	.09	.24	.23	.23	.33	.43
Net realized and unrealized gain (loss) on investments	3.48	6.04	(8.53)	11.43	7.99	11.58
Total from Investment Operations	3.57	6.28	(8.30)	11.66	8.32	12.01
Distributions:
Dividends from net investment income	(.09)	(.24)	(.24)	(.22)	(.33)	(.46)
Dividends from net realized gain on investments	(2.70)	(2.94)	(13.25)	(4.90)	(3.57)	(4.63)
Total Distributions	(2.79)	(3.18)	(13.49)	(5.12)	(3.90)	(5.09)
Net asset value, end of period	35.81	35.03	31.93	53.72	47.18	42.76
Total Return (%)	10.52[b]	20.97	(18.06)	27.13	23.69	36.10
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.86[c]	.85	.83	.80	.81	.81
Ratio of net expenses to average net assets	.85[c]	.85	.83	.80	.81	.81
Ratio of net investment income to average net assets	.50[c]	.73	.65	.46	.80	1.10
Portfolio Turnover Rate	12.10 [b]	3.73	8.59	3.81	8.82	6.71
Net Assets, end of period ($ x 1,000)	166,953	158,458	148,683	200,725	298,456	273,832

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

9

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2024		Year Ended December 31,
Service Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	34.28	31.32	52.96	46.60	42.29	35.49
Investment Operations:
Net investment income[a]	.04	.15	.14	.10	.22	.33
Net realized and unrealized gain (loss) on investments	3.41	5.91	(8.38)	11.26	7.89	11.46
Total from Investment Operations	3.45	6.06	(8.24)	11.36	8.11	11.79
Distributions:
Dividends from net investment income	(.05)	(.16)	(.15)	(.10)	(.23)	(.36)
Dividends from net realized gain on investments	(2.70)	(2.94)	(13.25)	(4.90)	(3.57)	(4.63)
Total Distributions	(2.75)	(3.10)	(13.40)	(5.00)	(3.80)	(4.99)
Net asset value, end of period	34.98	34.28	31.32	52.96	46.60	42.29
Total Return (%)	10.36[b]	20.67	(18.26)	26.78	23.38	35.78
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.11[c]	1.10	1.08	1.05	1.06	1.06
Ratio of net expenses to average net assets	1.11[c]	1.10	1.08	1.05	1.06	1.06
Ratio of net investment income to average net assets	.25[c]	.48	.40	.21	.55	.85
Portfolio Turnover Rate	12.10[b]	3.73	8.59	3.81	8.82	6.71
Net Assets, end of period ($ x 1,000)	42,838	41,025	34,513	50,060	136,119	128,404

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

10

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Appreciation Portfolio (the “fund”) is a separate diversified series of BNY Mellon Variable Investment Fund (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Fayez Sarofim & Co., LLC (the “Sub-Adviser”) serves as the fund’s sub-adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of June 30, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	208,484,121	-	-	208,484,121
Investment Companies	1,494,141	-	-	1,494,141

† See Statement of Investments for additional detailed categorizations, if any.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

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Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of June 30, 2024, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2024, BNY earned $3,160 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of June 30, 2024, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:

	Assets ($)		Liabilities ($)
Securities Lending	7,119,761		-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	7,119,761		-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(7,119,761)	[1]	-
Net amount	-		-
[1]

The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign

13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2024, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2023 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2023 was as follows: ordinary income $1,270,139 and long-term capital gains $16,348,533. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2024, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with the Adviser, the management fee is computed at the annual rate of .5325% of the value of the fund’s average daily net assets. Pursuant to a sub-investment advisory agreement with the Sub-Adviser, the fund pays the Sub-Adviser a monthly sub-advisory fee at the annual rate of .2175% of the value of the fund’s average daily net assets. Both fees are payable monthly.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2024, Service shares were charged $52,075 pursuant to the Distribution Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.

14

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2024, the fund was charged $1,121 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $614.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2024, the fund was charged $2,940 pursuant to the custody agreement.

During the period ended June 30, 2024, the fund was charged $12,677 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $91,004, Distribution Plan fees of $8,737, Custodian fees of $5,439, Chief Compliance Officer fees of $3,626 and Transfer Agent fees of $332.

(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities during the period ended June 30, 2024, amounted to $24,468,438 and $33,934,199, respectively.

At June 30, 2024, accumulated net unrealized appreciation on investments was $133,967,037, consisting of $134,552,418 gross unrealized appreciation and $585,381 gross unrealized depreciation.

At June 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

15

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment

Companies. (Unaudited)

N/A

16

Item 9. Proxy Disclosures for Open-End Management Investment Companies. (Unaudited)

N/A

17

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. (Unaudited)

Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

18

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)

At a meeting of the fund’s Board of Trustees (the “Board”) held on March 5-6, 2024, the Board considered the renewal of the fund’s Investment Advisory Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Investment Advisory Agreement, the “Agreements”), pursuant to which Fayez Sarofim & Co., LLC (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Initial shares with the performance of a group of large-cap core funds underlying variable insurance products (“VIPs”) selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all large-cap core funds underlying VIPs (the “Performance Universe”), all for various periods ended December 31, 2023, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all large-cap core funds underlying VIPs with similar 12b-1/non-12b-1 structures, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board considered the fund’s performance in light of overall financial market conditions. The Board also considered that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group median for all periods, except for the five-year period when the fund’s total return performance was above the Performance Group median, and was below the Performance Universe median for all periods, except for the four-, five- and ten-year periods when the fund’s total return performance was above the Performance Universe median. The Board discussed with representatives of the Adviser and the Sub-Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during certain periods under review and noted that the portfolio managers are very experienced with an impressive long-term track record and continued to apply a consistent investment strategy. The Adviser also provided a comparison

19

of the fund’s calendar year total returns to the returns of the fund’s benchmark index. The Board noted that the fund had a four star rating for the three-year period from Morningstar based on Morningstar’s risk-adjusted return measures.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate (i.e., the aggregate investment advisory fee payable to the Adviser and the sub-investment advisory fee payable to the Sub-Adviser) payable by the fund in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and higher than the Expense Universe median total expenses.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid to the Adviser or the Sub-Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund.

The Board considered the fee payable to the Sub-Adviser by the fund in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund. The Board also received and considered a profitability analysis of the Sub-Adviser in providing services to the fund and concluded that the profitability results were not excessive, given the services and service levels provided by the Sub-Adviser.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

20

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.

• The Board was generally satisfied with the fund’s long-term performance.

• The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rates charged to the fund pursuant to the Agreements and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

21

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© 2024 BNY Mellon Securities Corporation Code-0112NCSRSA0624

BNY Mellon Variable Investment Fund, Government Money Market Portfolio

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION June 30, 2024

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information.  Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in
Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Government Money Market Portfolio

Statement of Investments

June 30, 2024 (Unaudited)

U.S. Government Agencies Obligations - 10.9%	Annualized Yield (%)	Principal Amount ($)		Value ($)
Federal Home Loan Banks:
7/1/2024, Bonds, Ser. 2 (3 Month SOFR FLAT)	5.34	3,000,000	[a]	3,000,000
7/1/2024, Bonds, Ser. 1 (3 Month SOFR +0.02%)	5.36	1,000,000	[a]	1,000,000
7/1/2024, Bonds, Ser. 1 (3 Month SOFR +0.08%)	5.42	1,000,000	[a]	1,000,000
7/1/2024, Bonds (3 Month SOFR +0.14%)	5.48	2,000,000	[a]	2,000,000
7/1/2024, Bonds (3 Month SOFR +0.16%)	5.50	2,000,000	[a]	2,000,000
7/1/2024, Bonds, Ser. 1 (3 Month SOFR +0.16%)	5.50	1,000,000	[a]	1,000,000
7/24/2024, Notes	5.35	3,000,000	[b]	2,989,048
9/27/2024, Notes	5.39	7,000,000	[b]	6,908,125
1/23/2025, Notes	4.91	3,000,000	[b]	2,918,302
2/4/2025, Notes	4.87	1,000,000	[b]	971,461
2/7/2025, Notes	5.02	1,000,000	[b]	970,267
2/7/2025, Bonds	5.13	2,000,000		2,000,000
2/10/2025, Notes	4.97	1,700,000	[b]	1,649,200
2/11/2025, Notes	4.98	1,000,000	[b]	969,986
4/7/2025, Bonds	5.18	1,000,000		1,000,000
4/14/2025, Bonds	5.23	1,800,000		1,800,000
5/5/2025, Bonds	5.20	1,700,000		1,700,000
5/12/2025, Bonds	5.32	1,700,000		1,700,000
Federal National Mortgage Association:
7/1/2024, Notes (3 Month SOFR +0.10%)	5.44	700,000	[a,c]	700,000
Total U.S. Government Agencies Obligations (cost $36,276,389)				36,276,389
U.S. Treasury Bills - 27.5%
7/2/2024	5.35	5,000,000	[b]	4,997,804
7/5/2024	5.12	9,000,000	[b]	8,992,432
7/11/2024	5.11	4,000,000	[b]	3,993,293
7/25/2024	5.35	2,000,000	[b]	1,992,409
8/1/2024	5.08	2,000,000	[b]	1,990,861
8/8/2024	5.14	2,000,000	[b]	1,988,789
8/13/2024	5.34	3,000,000	[b]	2,980,387
8/15/2024	5.17	3,000,000	[b]	2,980,162
8/27/2024	5.26	6,000,000	[b]	5,950,907
8/29/2024	5.33	4,600,000	[b]	4,559,379
9/5/2024	5.38	5,000,000	[b]	4,950,417
9/24/2024	5.38	3,000,000	[b]	2,962,046
9/26/2024	5.38	3,000,000	[b]	2,961,174
10/1/2024	5.39	3,000,000	[b]	2,958,953
10/3/2024	5.33	3,000,000	[b]	2,958,520
10/8/2024	5.38	3,000,000	[b]	2,956,023
10/10/2024	5.27	1,500,000	[b]	1,478,027
10/15/2024	5.38	1,500,000	[b]	1,476,510
10/22/2024	5.38	3,000,000	[b]	2,949,975
10/24/2024	5.32	2,000,000	[b]	1,966,460
11/7/2024	5.33	3,000,000	[b]	2,943,725
11/21/2024	5.34	3,500,000	[b]	3,427,258
11/29/2024	5.36	3,400,000	[b]	3,325,294
12/5/2024	5.35	2,000,000	[b]	1,954,464

3

Statement of Investments (Unaudited) (continued)

U.S. Treasury Bills - 27.5% (continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)
12/12/2024	5.36	3,000,000	[b]	2,928,551
12/19/2024	5.35	3,000,000	[b]	2,925,754
12/26/2024	5.35	3,000,000	[b]	2,922,900
3/20/2025	5.06	3,000,000	[b]	2,894,180
Total U.S. Treasury Bills (cost $91,366,654)				91,366,654
U.S. Treasury Floating Rate Notes - 9.8%
7/1/2024, (3 Month USBMMY +0.04%)	5.34	7,000,000	[a]	6,999,812
7/1/2024, (3 Month USBMMY +0.13%)	5.43	4,000,000	[a]	3,999,126
7/1/2024, (3 Month USBMMY +0.14%)	5.45	3,000,000	[a]	2,999,466
7/1/2024, (3 Month USBMMY +0.15%)	5.46	8,000,000	[a]	8,000,058
7/1/2024, (3 Month USBMMY +0.17%)	5.48	3,000,000	[a]	3,000,000
7/1/2024, (3 Month USBMMY +0.20%)	5.51	4,000,000	[a]	4,000,093
7/1/2024, (3 Month USBMMY +0.25%)	5.55	3,500,000	[a]	3,501,858
Total U.S. Treasury Floating Rate Notes (cost $32,500,413)				32,500,413
U.S. Treasury Notes - .3%
3/31/2025 (cost $967,429)	4.98	1,000,000		967,429
Repurchase Agreements - 57.8%
ABN Amro Bank, Tri-Party Agreement thru BNY, dated 6/28/2024, due at 7/1/2024 in the amount of $62,009,162 (fully collateralized by: U.S. Treasuries (including strips), 0.38%-4.50%, due 8/15/2025-8/15/2049, valued at $63,240,003)	5.32	62,000,000		62,000,000
Bank of Nova Scotia, Tri-Party Agreement thru BNY, dated 6/28/2024, due at 7/1/2024 in the amount of $30,004,433 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-7.50%, due 7/2/2024-2/15/2054, valued at $30,613,566)	5.32	30,000,000		30,000,000
Credit Agricole CIB, Tri-Party Agreement thru BNY, dated 6/28/2024, due at 7/1/2024 in the amount of $50,007,389 (fully collateralized by: U.S. Treasuries (including strips), 1.25%-4.63%, due 7/31/2025-12/31/2030, valued at $51,000,004)	5.32	50,000,000		50,000,000
Fixed Income Clearing Corp., Tri-Party Agreement thru Northern Trust Company, dated 6/28/2024, due at 7/1/2024 in the amount of $50,007,389 (fully collateralized by: U.S. Treasuries (including strips), 3.88%, due 11/30/2029-12/31/2029, valued at $51,000,000)	5.32	50,000,000		50,000,000
Total Repurchase Agreements (cost $192,000,000)				192,000,000
Total Investments (cost $353,110,885)		106.3%		353,110,885
Liabilities, Less Cash and Receivables		(6.3%)		(21,010,202)
Net Assets		100.0%		332,100,683

SOFR—Secured Overnight Financing Rate

USBMMY—U.S. Treasury Bill Money Market Yield

a Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date. Security description also includes the reference rate and spread if published and available.

b Security is a discount security. Income is recognized through the accretion of discount.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

4

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $192,000,000) —Note 1(b)	353,110,885	353,110,885
Cash		2,982,839
Interest receivable		552,658
Receivable for shares of Beneficial Interest subscribed		340,447
Prepaid expenses		9,614
		356,996,443
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(b)		135,608
Payable for shares of Beneficial Interest redeemed		18,769,629
Payable for investment securities purchased		5,950,907
Trustees’ fees and expenses payable		1,530
Other accrued expenses		38,086
		24,895,760
Net Assets ($)		332,100,683
Composition of Net Assets ($):
Paid-in capital		332,102,281
Total distributable earnings (loss)		(1,598)
Net Assets ($)		332,100,683

Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)	332,071,007
Net Asset Value Per Share ($)	1.00

See notes to financial statements.

5

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2024 (Unaudited)

Investment Income ($):
Interest Income	7,994,156
Expenses:
Management fee—Note 2(a)	752,898
Professional fees	43,572
Trustees’ fees and expenses—Note 2(c)	14,039
Prospectus and shareholders’ reports	13,916
Chief Compliance Officer fees—Note 2(b)	12,589
Custodian fees—Note 2(b)	4,433
Shareholder servicing costs—Note 2(b)	444
Miscellaneous	3,681
Total Expenses	845,572
Less—reduction in fees due to earnings credits—Note 2(b)	(131)
Net Expenses	845,441
Net Investment Income, representing net increase in net assets resulting from operations	7,148,715

See notes to financial statements.

6

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations ($):
Net Investment Income, representing net increase in net assets resulting from operations	7,148,715	13,515,457
Distributions ($):
Distributions to shareholders	(7,148,751)	(13,515,421)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	533,785,991	677,212,893
Distributions reinvested	7,148,751	13,518,952
Cost of shares redeemed	(522,487,477)	(658,590,090)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	18,447,265	32,141,755
Total Increase (Decrease) in Net Assets	18,447,229	32,141,791
Net Assets ($):
Beginning of Period	313,653,454	281,511,663
End of Period	332,100,683	313,653,454

See notes to financial statements.

7

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.

Six Months Ended
June 30, 2024		Year Ended December 31,
(Unaudited)		2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.024	.045	.013	.000[a]	.002	.017
Distributions:
Dividends from net investment income	(.024)	(.045)	(.013)	(.000)[a]	(.002)	(.017)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.41[b]	4.59	1.26	.01	.21	1.67
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.56[c]	.56	.55	.55	.56	.58
Ratio of net expenses to average net assets	.56[c]	.56	.42	.05	.26	.57
Ratio of net investment income to average net assets	4.75[c]	4.53	1.25	.01	.17	1.65
Net Assets, end of period ($ x 1,000)	332,101	313,653	281,512	289,479	241,270	181,934

a Amount represents less than $.001 per share.

b Not annualized.

c Annualized.

See notes to financial statements.

8

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Government Money Market Portfolio (the “fund”) is a separate diversified series of BNY Mellon Variable Investment Fund (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. Dreyfus, a division of Mellon Investment Corporation (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.

The fund operates as a “government money market fund” as that term is defined in Rule 2a-7 under the Act. It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00 and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the Trust’s Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Act.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

9

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Repurchase Agreements	-	192,000,000	-	192,000,000
U.S. Government Agencies Obligations	-	36,276,389	-	36,276,389
U.S. Treasury Bills	-	91,366,654	-	91,366,654
U.S. Treasury Floating Rate Notes	-	32,500,413	-	32,500,413
U.S. Treasury Notes	-	967,429	-	967,429

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other funds managed by the Adviser in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a Repurchase Agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of June 30, 2024, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the Repurchase Agreement are detailed in the following table:

	Assets ($)		Liabilities ($)
Repurchase Agreements	192,000,000		-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	192,000,000		-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(192,000,000)	[1]	-
Net amount	-		-
[1]

The value of the related collateral received by the fund normally exceeded the value of the repurchase agreement by the fund. See Statement of Investments for detailed information regarding collateral received for open repurchase agreements.

(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments. Events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other

10

events could have a significant impact on the fund and its investments. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

U.S. Treasury Securities Risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

Government Securities Risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

Repurchase Agreement Counterparty Risk: The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of the agreement.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2024, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2023 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $1,598 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2023. These short-term losses can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2023 was as follows: ordinary income $13,515,421. The tax character of current year distributions will be determined at the end of the current fiscal year.

At June 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2―Management Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with the Adviser, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays to the Sub-Adviser a monthly fee of 50% of the monthly management fee the Adviser receives from the fund with respect to value of the sub-advised net assets of the fund, net of any fee waivers and/or expense reimbursements made by the Adviser.

(b) The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset

11

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2024, the fund was charged $327 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of 131.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2024, the fund was charged $4,433 pursuant to the custody agreement.

During the period ended June 30, 2024, the fund was charged $12,589 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $127,364, Custodian fees of $4,644, Chief Compliance Officer fees of $3,519 and Transfer Agent fees of $81.

(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTE 3―Subsequent Event:

On July 12, 2023, the SEC adopted amendments to rules that govern money market funds. The amendments became effective October 2, 2023 with tiered compliance dates. The fund is compliant with all amendments that are effective to date, and is currently preparing for any amendments applicable to this fund that will become effective after the date of these financial statements.

12

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment

Companies. (Unaudited)

N/A

13

Item 9. Proxy Disclosures for Open-End Management Investment Companies. (Unaudited)

N/A

14

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. (Unaudited)

Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

15

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)

At a meeting of the fund’s Board of Trustees (the “Board”) held on March 5-6, 2024, the Board considered the renewal of the fund’s Investment Advisory Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Investment Advisory Agreement, the “Agreements”), pursuant to which Dreyfus, a division of Mellon Investments Corporation (the “Sub-Adviser”), provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Initial shares with the performance of a group of U.S. government money market funds underlying variable insurance products (“VIPs”) selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all U.S. government money market funds underlying VIPs (the “Performance Universe”), all for various periods ended December 31, 2023, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all U.S. government money market funds underlying VIPs with similar 12b-1/non-12b-1 structures, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Performance Group and Performance Universe comparisons were provided based on both “gross” (i.e., without including fees and expenses) and “net” (i.e., including fees and expenses) total returns. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s gross total return performance was below the Performance Group median for all periods, except for the two- and three-year periods when the fund’s gross total return performance was equal to the Performance Group median, and was below the Performance Universe median for all periods. The Board also considered that the fund’s net total return performance was below the Performance Group median and the Performance Universe median for all periods. The Board considered the relative proximity of the fund’s gross and net total return performance to the Performance Group and/or Performance Universe medians during certain periods under review.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided

16

by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and higher than the Expense Universe median total expenses.

Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.

The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.

• The Board was generally satisfied with the fund’s overall performance.

• The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Investment Advisory Agreement and that, to the extent in the future it were determined that material

17

economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

18

© 2024 BNY Mellon Securities Corporation Code-0117NCSRSA0624

BNY Mellon Variable Investment Fund, Growth and Income Portfolio

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION June 30, 2024

Initial Shares
Service Shares

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information.  Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in
Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Growth and Income Portfolio

Statement of Investments

June 30, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.3%
Automobiles & Components - .4%
General Motors Co.	9,816		456,051
Banks - 4.5%
Bank of America Corp.	19,814		788,003
Citigroup, Inc.	11,923		756,634
First Horizon Corp.	40,859		644,346
JPMorgan Chase & Co.	10,345		2,092,380
U.S. Bancorp	10,986		436,144
			4,717,507
Capital Goods - 8.4%
3M Co.	3,398		347,242
AMETEK, Inc.	8,115		1,352,852
Builders FirstSource, Inc.	2,589	[a]	358,343
Eaton Corp. PLC	1,008		316,058
Howmet Aerospace, Inc.	14,751		1,145,120
Hubbell, Inc.	3,488		1,274,794
Ingersoll Rand, Inc.	11,526		1,047,022
Johnson Controls International PLC	7,784		517,402
L3Harris Technologies, Inc.	5,339		1,199,033
Trane Technologies PLC	3,893		1,280,524
			8,838,390
Commercial & Professional Services - 1.0%
Veralto Corp.	6,603		630,388
Waste Connections, Inc.	2,515		441,030
			1,071,418
Consumer Discretionary Distribution & Retail - 6.2%
Amazon.com, Inc.	29,406	[a]	5,682,709
Best Buy Co., Inc.	2,361		199,009
Chewy, Inc., Cl. A	13,858	[a,b]	377,492
Ross Stores, Inc.	1,924		279,596
			6,538,806
Consumer Durables & Apparel - .5%
Lululemon Athletica, Inc.	1,660	[a]	495,842
Consumer Services - 1.6%
International Game Technology PLC	15,934		326,010
Las Vegas Sands Corp.	17,431		771,322
Planet Fitness, Inc., Cl. A	7,627	[a]	561,271
			1,658,603
Energy - 5.4%
Chevron Corp.	3,718		581,570
ConocoPhillips	8,912		1,019,355
Diamondback Energy, Inc.	1,884		377,158
EQT Corp.	41,426		1,531,933
Marathon Petroleum Corp.	1,271		220,493
Occidental Petroleum Corp.	6,584		414,990
Phillips 66	5,542		782,364
Schlumberger NV	15,659		738,792
			5,666,655

3

Statement of Investments (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Financial Services - 4.3%
Berkshire Hathaway, Inc., Cl. B	3,657	[a]	1,487,668
Block, Inc.	13,594	[a]	876,677
CME Group, Inc.	2,714		533,572
LPL Financial Holdings, Inc.	1,087		303,599
The Goldman Sachs Group, Inc.	2,144		969,774
Voya Financial, Inc.	4,804		341,805
			4,513,095
Food, Beverage & Tobacco - 1.1%
Celsius Holdings, Inc.	7,283	[a,b]	415,786
PepsiCo, Inc.	1,273		209,956
Philip Morris International, Inc.	5,799		587,613
			1,213,355
Health Care Equipment & Services - 9.5%
Alcon, Inc.	4,741	[b]	422,328
Align Technology, Inc.	3,955	[a]	954,856
Baxter International, Inc.	7,422		248,266
Becton, Dickinson and Co.	4,462		1,042,814
Boston Scientific Corp.	9,296	[a]	715,885
DexCom, Inc.	10,704	[a]	1,213,620
Edwards Lifesciences Corp.	5,847	[a]	540,087
Inspire Medical Systems, Inc.	2,964	[a,b]	396,672
Intuitive Surgical, Inc.	2,646	[a]	1,177,073
Labcorp Holdings, Inc.	2,070		421,266
Medtronic PLC	17,908		1,409,539
UnitedHealth Group, Inc.	2,967		1,510,974
			10,053,380
Household & Personal Products - .8%
Kenvue, Inc.	48,631		884,112
Insurance - 3.6%
American International Group, Inc.	5,620		417,229
Aon PLC, Cl. A	1,665		488,811
Assurant, Inc.	3,204		532,665
Globe Life, Inc.	2,751		226,352
RenaissanceRe Holdings Ltd.	2,745		613,535
The Allstate Corp.	5,167		824,963
Willis Towers Watson PLC	2,755		722,196
			3,825,751
Materials - 2.6%
CRH PLC	8,131		609,662
Freeport-McMoRan, Inc.	13,700		665,820
International Paper Co.	14,996		647,077
Newmont Corp.	19,966		835,976
			2,758,535
Media & Entertainment - 8.8%
Alphabet, Inc., Cl. A	11,855		2,159,388
Alphabet, Inc., Cl. C	19,932		3,655,927
Netflix, Inc.	928	[a]	626,289
Omnicom Group, Inc.	5,975		535,957
Pinterest, Inc., Cl. A	22,645	[a]	997,965
Reddit, Inc., Cl. A	10,948	[a,b]	699,468
The Interpublic Group of Companies, Inc.	7,102		206,597

4

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Media & Entertainment - 8.8% (continued)
The Walt Disney Company	4,880		484,535
			9,366,126
Pharmaceuticals, Biotechnology & Life Sciences - 7.0%
Alnylam Pharmaceuticals, Inc.	1,660	[a]	403,380
Amgen, Inc.	683		213,403
Bio-Techne Corp.	8,284		593,549
Danaher Corp.	6,794		1,697,481
GRAIL, Inc.	1,081	[a]	16,615
Illumina, Inc.	6,489	[a]	677,322
Natera, Inc.	2,985	[a]	323,246
Novartis AG, ADR	4,123	[b]	438,935
Repligen Corp.	3,304	[a,b]	416,502
Sanofi SA, ADR	23,003		1,116,106
Sarepta Therapeutics, Inc.	5,346	[a]	844,668
Zoetis, Inc.	3,688		639,352
			7,380,559
Real Estate Management & Development - 1.2%
CoStar Group, Inc.	17,768	[a]	1,317,319
Semiconductors & Semiconductor Equipment - 10.6%
Applied Materials, Inc.	7,984		1,884,144
Intel Corp.	9,757		302,174
Micron Technology, Inc.	4,548		598,198
NVIDIA Corp.	67,930		8,392,072
			11,176,588
Software & Services - 9.8%
CrowdStrike Holdings, Inc., Cl. A	1,416	[a]	542,597
Dolby Laboratories, Inc., Cl. A	4,772		378,086
HubSpot, Inc.	1,122	[a]	661,744
International Business Machines Corp.	2,560		442,752
Microsoft Corp.	12,824		5,731,687
MongoDB, Inc.	1,009	[a]	252,210
Roper Technologies, Inc.	1,305		735,576
Shopify, Inc., Cl. A	16,843	[a]	1,112,480
Snowflake, Inc., Cl. A	3,740	[a]	505,237
			10,362,369
Technology Hardware & Equipment - 6.8%
Apple, Inc.	25,756		5,424,729
Cisco Systems, Inc.	25,590		1,215,781
Jabil, Inc.	1,892		205,831
Pure Storage, Inc., Cl. A	5,548	[a]	356,237
			7,202,578
Telecommunication Services - 1.4%
AT&T, Inc.	80,253		1,533,635
Transportation - 1.5%
FedEx Corp.	2,242		672,241
Uber Technologies, Inc.	12,774	[a]	928,414
			1,600,655
Utilities - 1.3%
Constellation Energy Corp.	3,591		719,170
Dominion Energy, Inc.	9,076		444,724

5

Statement of Investments (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 98.3% (continued)
Utilities - 1.3% (continued)
Vistra Corp.		2,103		180,816
				1,344,710
Total Common Stocks (cost $65,993,391)				103,976,039
	1-Day Yield (%)
Investment Companies - 1.8%
Registered Investment Companies - 1.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,944,838)	5.42	1,944,838	[c]	1,944,838

Investment of Cash Collateral for Securities Loaned - 1.4%
Registered Investment Companies - 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,455,191)	5.42	1,455,191	[c]	1,455,191
Total Investments (cost $69,393,420)		101.5%		107,376,068
Liabilities, Less Cash and Receivables		(1.5%)		(1,559,293)
Net Assets		100.0%		105,816,775

ADR—American Depositary Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At June 30, 2024, the value of the fund’s securities on loan was $2,386,325 and the value of the collateral was $2,466,611, consisting of cash collateral of $1,455,191 and U.S. Government & Agency securities valued at $1,011,420. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 12/31/2023	Purchases ($)†	Sales ($)	Value ($) 6/30/2024	Dividends/ Distributions ($)
Registered Investment Companies - 1.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.8%	1,622,572	11,225,954	(10,903,688)	1,944,838	36,054
Investment of Cash Collateral for Securities Loaned - 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.4%	-	7,326,297	(5,871,106)	1,455,191	1,895	††
Total - 3.2%	1,622,572	18,552,251	(16,774,794)	3,400,029	37,949

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

6

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $2,386,325)—Note 1(c):
Unaffiliated issuers	65,993,391	103,976,039
Affiliated issuers	3,400,029	3,400,029
Dividends and securities lending income receivable		66,494
Receivable for investment securities sold		13,982
Tax reclaim receivable—Note 1(b)		2,846
Receivable for shares of Beneficial Interest subscribed		179
Prepaid expenses		8,645
		107,468,214
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		55,244
Liability for securities on loan—Note 1(c)		1,455,191
Payable for investment securities purchased		91,089
Payable for shares of Beneficial Interest redeemed		4,985
Trustees’ fees and expenses payable		1,304
Other accrued expenses		43,626
		1,651,439
Net Assets ($)		105,816,775
Composition of Net Assets ($):
Paid-in capital		63,958,657
Total distributable earnings (loss)		41,858,118
Net Assets ($)		105,816,775

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	101,262,303	4,554,472
Shares Outstanding	2,892,668	129,642
Net Asset Value Per Share ($)	35.01	35.13

See notes to financial statements.

7

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2024 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $7,666 foreign taxes withheld at source):
Unaffiliated issuers	628,119
Affiliated issuers	36,054
Income from securities lending—Note 1(c)	1,895
Total Income	666,068
Expenses:
Management fee—Note 3(a)	380,770
Professional fees	42,323
Chief Compliance Officer fees—Note 3(b)	13,273
Prospectus and shareholders’ reports	11,613
Distribution fees—Note 3(b)	5,495
Trustees’ fees and expenses—Note 3(c)	5,273
Custodian fees—Note 3(b)	4,784
Loan commitment fees—Note 2	1,100
Shareholder servicing costs—Note 3(b)	448
Miscellaneous	10,601
Total Expenses	475,680
Less—reduction in expenses due to undertaking—Note 3(a)	(113,279)
Less—reduction in fees due to earnings credits—Note 3(b)	(211)
Net Expenses	362,190
Net Investment Income	303,878
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	5,001,398
Net change in unrealized appreciation (depreciation) on investments	8,315,764
Net Realized and Unrealized Gain (Loss) on Investments	13,317,162
Net Increase in Net Assets Resulting from Operations	13,621,040

See notes to financial statements.

8

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations ($):
Net investment income	303,878	606,457
Net realized gain (loss) on investments	5,001,398	5,410,177
Net change in unrealized appreciation (depreciation) on investments	8,315,764	15,689,005
Net Increase (Decrease) in Net Assets Resulting from Operations	13,621,040	21,705,639
Distributions ($):
Distributions to shareholders:
Initial Shares	(5,323,736)	(10,179,083)
Service Shares	(233,235)	(441,306)
Total Distributions	(5,556,971)	(10,620,389)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	961,807	1,960,331
Service Shares	821	24,253
Distributions reinvested:
Initial Shares	5,323,736	10,179,083
Service Shares	233,235	441,306
Cost of shares redeemed:
Initial Shares	(6,266,706)	(10,751,074)
Service Shares	(306,276)	(537,257)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(53,383)	1,316,642
Total Increase (Decrease) in Net Assets	8,010,686	12,401,892
Net Assets ($):
Beginning of Period	97,806,089	85,404,197
End of Period	105,816,775	97,806,089
Capital Share Transactions (Shares):
Initial Shares
Shares sold	28,453	65,122
Shares issued for distributions reinvested	156,330	364,013
Shares redeemed	(186,101)	(360,429)
Net Increase (Decrease) in Shares Outstanding	(1,318)	68,706
Service Shares
Shares sold	25	783
Shares issued for distributions reinvested	6,827	15,746
Shares redeemed	(9,013)	(17,651)
Net Increase (Decrease) in Shares Outstanding	(2,161)	(1,122)

See notes to financial statements.

9

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.

	Six Months Ended
	June 30, 2024	Year Ended December 31,
Initial Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	32.32	28.87	41.58	35.68	31.82	28.03
Investment Operations:
Net investment income[a]	.10	.20	.25	.18	.23	.30
Net realized and unrealized gain (loss) on investments	4.48	6.91	(5.47)	8.50	6.17	7.36
Total from Investment Operations	4.58	7.11	(5.22)	8.68	6.40	7.66
Distributions:
Dividends from net investment income	(.10)	(.20)	(.25)	(.19)	(.23)	(.33)
Dividends from net realized gain on investments	(1.79)	(3.46)	(7.24)	(2.59)	(2.31)	(3.54)
Total Distributions	(1.89)	(3.66)	(7.49)	(2.78)	(2.54)	(3.87)
Net asset value, end of period	35.01	32.32	28.87	41.58	35.68	31.82
Total Return (%)	14.35[b]	26.69	(14.81)	25.63	24.63	29.12
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.93[c]	.93	.91	.91	.93	.93
Ratio of net expenses to average net assets	.70[c]	.70	.73	.80	.82	.93
Ratio of net investment income to average net assets	.61[c]	.67	.79	.47	.77	1.00
Portfolio Turnover Rate	24.41[b]	50.51	67.86	53.70	66.45	61.08
Net Assets, end of period ($ x 1,000)	101,262	93,532	81,555	106,015	91,818	82,328

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

10

	Six Months Ended
	June 30, 2024	Year Ended December 31,
Service Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	32.43	28.95	41.68	35.76	31.88	28.08
Investment Operations:
Net investment income[a]	.06	.13	.17	.09	.16	.22
Net realized and unrealized gain (loss) on investments	4.49	6.93	(5.49)	8.51	6.19	7.37
Total from Investment Operations	4.55	7.06	(5.32)	8.60	6.35	7.59
Distributions:
Dividends from net investment income	(.06)	(.12)	(.17)	(.09)	(.16)	(.25)
Dividends from net realized gain on investments	(1.79)	(3.46)	(7.24)	(2.59)	(2.31)	(3.54)
Total Distributions	(1.85)	(3.58)	(7.41)	(2.68)	(2.47)	(3.79)
Net asset value, end of period	35.13	32.43	28.95	41.68	35.76	31.88
Total Return (%)	14.20[b]	26.35	(15.03)	25.31	24.33	28.79
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.18[c]	1.18	1.16	1.16	1.18	1.18
Ratio of net expenses to average net assets	.95[c]	.95	.98	1.05	1.07	1.18
Ratio of net investment income to average net assets	.36[c]	.42	.54	.22	.52	.76
Portfolio Turnover Rate	24.41[b]	50.51	67.86	53.70	66.45	61.08
Net Assets, end of period ($ x 1,000)	4,554	4,274	3,849	4,936	4,778	4,484

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

11

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Growth and Income Portfolio (the “fund”) is a separate diversified series of BNY Mellon Variable Investment Fund (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek long-term capital growth, current income and growth of income consistent with reasonable investment risk. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V,4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

12

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of June 30, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	103,976,039	-	-	103,976,039
Investment Companies	3,400,029	-	-	3,400,029

† See Statement of Investments for additional detailed categorizations, if any.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign

13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of June 30, 2024, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(d) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2024, BNY earned $258 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of June 30, 2024, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:

	Assets ($)		Liabilities ($)
Securities Lending	2,386,325		-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	2,386,325		-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(2,386,325)	[1]	-
Net amount	-		-
[1]

The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(e) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(f) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or

14

financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

Growth Stock Risk: Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns.

(g) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(h) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2024, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2023 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2023 was as follows: ordinary income $590,262 and long-term capital gains $10,030,127. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2024, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from January 1, 2024 through May 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of neither class of fund shares (excluding Rule 12b-1 Distribution Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .70% of the value of the fund’s average daily net assets. On or after May 1, 2025, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $113,279 during the period ended June 30, 2024.

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2024, Service shares were charged $5,495 pursuant to the Distribution Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2024, the fund was charged $365 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $211.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2024, the fund was charged $4,784 pursuant to the custody agreement.

During the period ended June 30, 2024, the fund was charged $13,273 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $64,768, Distribution Plan fees of $935, Custodian fees of $4,341, Chief Compliance Officer fees of $4,058 and Transfer Agent fees of $109, which are offset against an expense reimbursement currently in effect in the amount of $18,967.

(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2024, amounted to $24,494,040 and $30,225,444, respectively.

At June 30, 2024, accumulated net unrealized appreciation on investments was $37,982,647, consisting of $39,814,611 gross unrealized appreciation and $1,831,963 gross unrealized depreciation.

At June 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

16

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment

Companies. (Unaudited)

N/A

17

Item 9. Proxy Disclosures for Open-End Management Investment Companies. (Unaudited)

N/A

18

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. (Unaudited)

Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

19

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)

At a meeting of the fund’s Board of Trustees (the “Board”) held on March 5-6, 2024, the Board considered the renewal of the fund’s Investment Advisory Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, the Sub-Investment Advisory Agreement, pursuant to which Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”) provides day-to-day management of the fund’s investments, and the Sub-Sub-Investment Advisory Agreement (collectively with the Investment Advisory Agreement and Sub-Investment Advisory Agreement, the “Agreements”) between NIMNA and Newton Investment Management Limited (“NIM”), pursuant to which NIMNA may use the investment advisory personnel, resources and capabilities available at its sister company, NIM, in providing the day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Initial shares with the performance of a group of multi-cap core funds underlying variable insurance products (“VIPs”) selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all multi-cap core funds underlying VIPs (the “Performance Universe”), all for various periods ended December 31, 2023, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all multi-cap core funds underlying VIPs with similar 12b-1/non-12b-1 structures, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group median and above the Performance Universe median for all periods. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index. The Board noted that the fund had a four star rating for each of the three- and ten-year periods, a five star rating for the five-year period, and a four star overall rating from Morningstar based on Morningstar’s risk-adjusted return measures.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided

20

by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for a fee waiver and expense limitation arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group median and slightly higher than the Expense Universe median actual management fee, and the fund’s total expenses were slightly higher than the Expense Group median and higher than the Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until May 1, 2025 to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of neither class of fund shares (excluding Rule 12b-1 fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .70% of the fund’s average daily net assets.

Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.

The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.

21

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Investment Advisory Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

22

© 2024 BNY Mellon Securities Corporation Code-0108NCSRSA0624

BNY Mellon Variable Investment Fund, Opportunistic Small Cap Portfolio

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION June 30, 2024

Initial Shares Service Shares

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information.  Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in
Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Opportunistic Small Cap Portfolio

Statement of Investments

June 30, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.1%
Banks - 9.0%
BankUnited, Inc.	136,634		3,999,277
Columbia Banking System, Inc.	159,014		3,162,788
First Bancorp/Puerto Rico	313,380		5,731,720
Seacoast Banking Corp. of Florida	149,188		3,526,804
Synovus Financial Corp.	108,847		4,374,561
Texas Capital Bancshares, Inc.	78,881	[a]	4,822,784
			25,617,934
Capital Goods - 10.8%
Enerpac Tool Group Corp.	129,765	[a]	4,954,428
EnerSys	45,729		4,733,866
Flowserve Corp.	115,281		5,545,016
Fluor Corp.	176,201	[a]	7,673,554
JELD-WEN Holding, Inc.	260,047	[a]	3,502,833
Valmont Industries, Inc.	15,862		4,353,326
			30,763,023
Commercial & Professional Services - 3.8%
ACV Auctions, Inc., Cl. A	200,054	[a]	3,650,986
Montrose Environmental Group, Inc.	64,910	[a]	2,892,390
The Brink's Company	41,329		4,232,090
			10,775,466
Consumer Discretionary Distribution & Retail - 4.0%
American Eagle Outfitters, Inc.	97,098		1,938,076
Caleres, Inc.	120,973		4,064,693
Ollie's Bargain Outlet Holdings, Inc.	53,972	[a]	5,298,431
			11,301,200
Consumer Durables & Apparel - .7%
PVH Corp.	18,459		1,954,254
Consumer Services - 2.6%
Genius Sports Ltd.	762,204	[a]	4,154,012
Six Flags Entertainment Corp.	100,007		3,314,232
			7,468,244
Energy - 9.8%
CNX Resources Corp.	224,346	[a]	5,451,608
Dril-Quip, Inc.	148,409	[a]	2,760,407
Expro Group Holdings NV	151,907	[a]	3,481,708
Frontline PLC	124,377	[b]	3,203,952
PBF Energy, Inc., Cl. A	87,869		4,043,731
Transocean Ltd.	597,013	[a,b]	3,194,020
Viper Energy, Inc.	151,503		5,685,908
			27,821,334
Financial Services - 5.7%
Burford Capital Ltd.	134,465		1,754,768
Essent Group Ltd.	112,072		6,297,326
PJT Partners, Inc., Cl. A	40,250	[b]	4,343,377
PRA Group, Inc.	191,425	[a]	3,763,416
			16,158,887

Statement of Investments (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.1% (continued)
Food, Beverage & Tobacco - 2.6%
Nomad Foods Ltd.	216,813		3,573,078
Primo Water Corp.	169,415		3,703,412
			7,276,490
Health Care Equipment & Services - 10.2%
Acadia Healthcare Co., Inc.	61,805	[a]	4,174,310
Evolent Health, Inc., Cl. A	77,172	[a]	1,475,529
Health Catalyst, Inc.	334,233	[a]	2,135,749
Omnicell, Inc.	88,074	[a]	2,384,163
Privia Health Group, Inc.	221,220	[a]	3,844,804
QuidelOrtho Corp.	28,623	[a]	950,856
R1 RCM, Inc.	350,072	[a]	4,396,904
Select Medical Holdings Corp.	122,855		4,307,296
TransMedics Group, Inc.	35,305	[a]	5,317,639
			28,987,250
Household & Personal Products - 1.5%
Spectrum Brands Holdings, Inc.	48,380		4,157,293
Insurance - 2.9%
Oscar Health, Inc., Cl. A	39,924	[a]	631,598
The Baldwin Insurance Group, Inc.	214,350	[a]	7,602,994
			8,234,592
Materials - 3.9%
Alamos Gold, Inc., Cl. A	507,169		7,952,410
Tronox Holdings PLC	195,230		3,063,159
			11,015,569
Media & Entertainment - 4.3%
John Wiley & Sons, Inc., Cl. A	88,527		3,603,049
Magnite, Inc.	398,726	[a]	5,299,069
Shutterstock, Inc.	90,057	[b]	3,485,206
			12,387,324
Pharmaceuticals, Biotechnology & Life Sciences - 5.6%
Alkermes PLC	124,378	[a]	2,997,510
Autolus Therapeutics PLC	223,912	[a]	779,214
Denali Therapeutics, Inc.	173,725	[a]	4,033,894
Insmed, Inc.	104,647	[a]	7,011,349
Pacific Biosciences of California, Inc.	829,170	[a]	1,135,963
			15,957,930
Semiconductors & Semiconductor Equipment - 3.4%
MaxLinear, Inc.	220,858	[a]	4,448,080
Synaptics, Inc.	58,970	[a]	5,201,154
			9,649,234
Software & Services - 5.0%
DoubleVerify Holdings, Inc.	81,199	[a]	1,580,945
JFrog Ltd.	192,206	[a]	7,217,335
Zuora, Inc., Cl. A	543,828	[a]	5,400,212
			14,198,492
Technology Hardware & Equipment - 4.0%
Advanced Energy Industries, Inc.	36,930		4,016,507
Lumentum Holdings, Inc.	85,846	[a,b]	4,371,278
nLight, Inc.	268,651	[a]	2,936,355
			11,324,140

Description		Shares		Value ($)
Common Stocks - 96.1% (continued)
Transportation - 3.2%
Heartland Express, Inc.		258,319		3,185,073
SkyWest, Inc.		70,677	[a]	5,800,461
				8,985,534
Utilities - 3.1%
Clearway Energy, Inc., Cl. C		203,317		5,019,897
NextEra Energy Partners LP		140,715	[b]	3,889,363
				8,909,260
Total Common Stocks (cost $242,084,979)				272,943,450

Exchange-Traded Funds - 2.7%
Registered Investment Companies - 2.7%
iShares Russell 2000 ETF (cost $6,958,672)		37,661	[b]	7,641,040
	1-Day Yield (%)
Investment Companies - 1.2%
Registered Investment Companies - 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $3,494,945)	5.42	3,494,945	[c]	3,494,945

Investment of Cash Collateral for Securities Loaned - 5.9%
Registered Investment Companies - 5.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $16,879,367)	5.42	16,879,367	[c]	16,879,367
Total Investments (cost $269,417,963)		105.9%		300,958,802
Liabilities, Less Cash and Receivables		(5.9%)		(16,896,809)
Net Assets		100.0%		284,061,993

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At June 30, 2024, the value of the fund’s securities on loan was $27,012,386 and the value of the collateral was $27,676,521, consisting of cash collateral of $16,879,367 and U.S. Government & Agency securities valued at $10,797,154. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 12/31/2023	Purchases ($)†	Sales ($)	Value ($) 6/30/2024	Dividends/ Distributions ($)
Registered Investment Companies - 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.2%	10,205,349	26,055,870	(32,766,274)	3,494,945	123,953

Statement of Investments (Unaudited) (continued)

Affiliated Issuers (continued)
Description	Value ($) 12/31/2023	Purchases ($)†	Sales ($)	Value ($) 6/30/2024	Dividends/ Distributions ($)
Investment of Cash Collateral for Securities Loaned - 5.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares – 5.9%	5,050,174	126,169,794	(114,340,601)	16,879,367	23,600	††
Total - 7.1%	15,255,523	152,225,664	(147,106,875)	20,374,312	147,553

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $27,012,386)—Note 1(c):
Unaffiliated issuers	249,043,651	280,584,490
Affiliated issuers	20,374,312	20,374,312
Dividends and securities lending income receivable		255,256
Receivable for shares of Beneficial Interest subscribed		17,847
Prepaid expenses		39,308
		301,271,213
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		185,111
Liability for securities on loan—Note 1(c)		16,879,367
Payable for shares of Beneficial Interest redeemed		74,191
Trustees’ fees and expenses payable		3,571
Other accrued expenses		66,980
		17,209,220
Net Assets ($)		284,061,993
Composition of Net Assets ($):
Paid-in capital		262,481,371
Total distributable earnings (loss)		21,580,622
Net Assets ($)		284,061,993

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	265,781,107	18,280,886
Shares Outstanding	6,326,935	466,318
Net Asset Value Per Share ($)	42.01	39.20

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2024 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $19,706 foreign taxes withheld at source):
Unaffiliated issuers	2,065,521
Affiliated issuers	123,953
Income from securities lending—Note 1(c)	23,600
Total Income	2,213,074
Expenses:
Management fee—Note 3(a)	1,035,310
Professional fees	45,325
Prospectus and shareholders’ reports	25,239
Distribution fees—Note 3(b)	22,217
Trustees’ fees and expenses—Note 3(c)	13,939
Chief Compliance Officer fees—Note 3(b)	12,904
Custodian fees—Note 3(b)	3,922
Loan commitment fees—Note 2	3,256
Shareholder servicing costs—Note 3(b)	728
Miscellaneous	17,784
Total Expenses	1,180,624
Less—reduction in fees due to earnings credits—Note 3(b)	(357)
Net Expenses	1,180,267
Net Investment Income	1,032,807
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,098,983
Net change in unrealized appreciation (depreciation) on investments	188,646
Net Realized and Unrealized Gain (Loss) on Investments	1,287,629
Net Increase in Net Assets Resulting from Operations	2,320,436

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations ($):
Net investment income	1,032,807	1,935,123
Net realized gain (loss) on investments	1,098,983	(11,423,657)
Net change in unrealized appreciation (depreciation) on investments	188,646	34,279,152
Net Increase (Decrease) in Net Assets Resulting from Operations	2,320,436	24,790,618
Distributions ($):
Distributions to shareholders:
Initial Shares	(1,839,973)	(6,526,306)
Service Shares	(91,085)	(432,230)
Total Distributions	(1,931,058)	(6,958,536)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	5,052,182	14,209,867
Service Shares	681,202	1,064,725
Distributions reinvested:
Initial Shares	1,839,973	6,526,306
Service Shares	91,085	432,230
Cost of shares redeemed:
Initial Shares	(11,254,682)	(20,759,536)
Service Shares	(1,140,861)	(1,363,619)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(4,731,101)	109,973
Total Increase (Decrease) in Net Assets	(4,341,723)	17,942,055
Net Assets ($):
Beginning of Period	288,403,716	270,461,661
End of Period	284,061,993	288,403,716
Capital Share Transactions (Shares):
Initial Shares
Shares sold	123,889	357,119
Shares issued for distributions reinvested	44,498	169,646
Shares redeemed	(276,518)	(517,736)
Net Increase (Decrease) in Shares Outstanding	(108,131)	9,029
Service Shares
Shares sold	17,925	28,829
Shares issued for distributions reinvested	2,359	12,023
Shares redeemed	(29,982)	(36,392)
Net Increase (Decrease) in Shares Outstanding	(9,698)	4,460

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.

Six Months Ended
	June 30, 2024	Year Ended December 31,
Initial Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	41.93	39.39	57.77	49.66	41.78	41.20
Investment Operations:
Net investment income (loss)[a]	.16	.29	.14	(.06)	.06	.26
Net realized and unrealized gain (loss) on investments	.21	3.27	(8.22)	8.23	8.07	8.35
Total from Investment Operations	.37	3.56	(8.08)	8.17	8.13	8.61
Distributions:
Dividends from net investment income	(.29)	(.13)	-	(.06)	(.25)	-
Dividends from net realized gain on investments	-	(.89)	(10.30)	-	-	(8.03)
Total Distributions	(.29)	(1.02)	(10.30)	(.06)	(.25)	(8.03)
Net asset value, end of period	42.01	41.93	39.39	57.77	49.66	41.78
Total Return (%)	.85[b]	9.28	(16.62)	16.46	19.89	21.78
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.84[c]	.82	.82	.82	.85	.84
Ratio of net expenses to average net assets	.84[c]	.82	.82	.82	.85	.84
Ratio of net investment income (loss) to average net assets	.76[c]	.72	.31	(.10)	.16	.64
Portfolio Turnover Rate	30.07[b]	33.58	37.56	59.71	68.67	65.42
Net Assets, end of period ($ x 1,000)	265,781	269,793	253,112	316,092	286,250	260,321

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

Six Months Ended
	June 30, 2024	Year Ended December 31,
Service Shares	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	39.10	36.79	54.77	47.15	39.65	39.53
Investment Operations:
Net investment income (loss)[a]	.10	.17	.02	(.19)	(.03)	.16
Net realized and unrealized gain (loss) on investments	.20	3.06	(7.70)	7.81	7.68	7.99
Total from Investment Operations	.30	3.23	(7.68)	7.62	7.65	8.15
Distributions:
Dividends from net investment income	(.20)	(.03)	-	-	(.15)	-
Dividends from net realized gain on investments	-	(.89)	(10.30)	-	-	(8.03)
Total Distributions	(.20)	(.92)	(10.30)	-	(.15)	(8.03)
Net asset value, end of period	39.20	39.10	36.79	54.77	47.15	39.65
Total Return (%)	.71[b]	9.01	(16.83)	16.16	19.58	21.49
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.09[c]	1.07	1.07	1.07	1.10	1.09
Ratio of net expenses to average net assets	1.09[c]	1.07	1.07	1.07	1.10	1.09
Ratio of net investment income (loss) to average net assets	.51[c]	.47	.06	(.36)	(.09)	.41
Portfolio Turnover Rate	30.07[b]	33.58	37.56	59.71	68.67	65.42
Net Assets, end of period ($ x 1,000)	18,281	18,611	17,349	21,734	19,939	17,628

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Opportunistic Small Cap Portfolio (the “fund”) is a separate diversified series of BNY Mellon Variable Investment Fund (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek capital growth. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V,4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities and exchanged traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	272,943,450	-	-	272,943,450
Exchange-Traded Funds	7,641,040	-	-	7,641,040
Investment Companies	20,374,312	-	-	20,374,312

† See Statement of Investments for additional detailed categorizations, if any.

(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of June 30, 2024, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2024, BNY earned $3,216 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of June 30, 2024, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:

	Assets ($)		Liabilities ($)
Securities Lending	27,012,386		-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	27,012,386		-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(27,012,386)	[1]	-
Net amount	-		-
[1]

The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2024, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2023 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $11,545,783 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2023. The fund has $2,618,402 of short-term capital losses and $8,927,381 of long-term losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2023 was as follows: ordinary income $860,678 and long-term capital gains $6,097,858. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2024, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2024, Service shares were charged $22,217 pursuant to the Distribution Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2024, the fund was charged

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

$588 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $357.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2024, the fund was charged $3,922 pursuant to the custody agreement.

During the period ended June 30, 2024, the fund was charged $12,904 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $173,493, Distribution Plan fees of $3,722, Custodian fees of $3,851, Chief Compliance Officer fees of $3,811 and Transfer Agent fees of $234.

(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2024, amounted to $83,425,353 and $82,524,667, respectively.

At June 30, 2024, accumulated net unrealized appreciation on investments was $31,540,839, consisting of $64,579,564 gross unrealized appreciation and $33,038,725 gross unrealized depreciation.

At June 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment

Companies. (Unaudited)

N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies. (Unaudited)

N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. (Unaudited)

Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)

At a meeting of the fund’s Board of Trustees (the “Board”) held on March 5-6, 2024, the Board considered the renewal of the fund’s Investment Advisory Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, the Sub-Investment Advisory Agreement, pursuant to which Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”) provides day-to-day management of the fund’s investments, and the Sub-Sub-Investment Advisory Agreement (collectively with the Investment Advisory Agreement and Sub-Investment Advisory Agreement, the “Agreements”) between NIMNA and Newton Investment Management Limited (“NIM”), pursuant to which NIMNA may use the investment advisory personnel, resources and capabilities available at its sister company, NIM, in providing the day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Initial shares with the performance of a group of small-cap core funds underlying variable insurance products (“VIPs”) selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all small-cap core funds underlying VIPs (the “Performance Universe”), all for various periods ended December 31, 2023, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all small-cap core funds underlying VIPs with similar 12b-1/non-12b-1 structures, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group median and the Performance Universe median for all periods. The Board discussed with representatives of the Adviser and the Sub-Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during certain periods under review and noted the Sub-Adviser’s efforts to improve performance going forward. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was equal to the Expense Group median contractual management fee, the fund’s actual management fee was equal to the Expense Group median and equal to the Expense Universe median actual management fee, and the fund’s total expenses were slightly lower than the Expense Group median and slightly lower than the Expense Universe median total expenses.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser or the Sub-Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.

• The Board agreed to closely monitor performance and determined to approve renewal of the Agreements only through September 30, 2024.

• The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above, subject to review no later than the next renewal consideration.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Investment Advisory Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements through September 30, 2024.

© 2024 BNY Mellon Securities Corporation Code-0121NCSRSA0624

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

  Not applicable.

Item 13. Portfolio Managers for Closed-End Management Investment Companies.

  Not applicable.

Item 14. Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

 Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

 There have been no material changes to the procedures applicable to Item 15.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

  Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

  Not applicable.

Item 19. Exhibits.

  (a)(1) Not applicable.

  (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

  (a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Variable Investment Fund

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: August 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: August 6, 2024

By: /s/ James Windels

 James Windels

 Treasurer (Principal Financial Officer)

Date: August 7, 2024

EXHIBIT INDEX

 (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

 (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)